Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 20.8
Property, plant and equipment at end of period	34.0	$ 20.8
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12.8
Property, plant and equipment at end of period	$ 21.4	12.8
Useful life measured as period of time, property, plant and equipment	5 years
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 5.2
Property, plant and equipment at end of period	$ 7.7	5.2
Computer equipment | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	2 years
Computer equipment | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 2.8
Property, plant and equipment at end of period	$ 4.9	2.8
Furniture, fixtures and fittings | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	2 years
Furniture, fixtures and fittings | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	5 years
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 66.9	55.4
Additions on acquisitions	9.8	0.1
Additions	13.0	11.7
Disposals	(6.0)	(0.3)
Foreign currency translation adjustment	0.3
Property, plant and equipment at end of period	84.0	66.9
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	23.6	18.1
Additions on acquisitions	7.0	0.0
Additions	4.8	5.6
Disposals	(3.6)	(0.1)
Foreign currency translation adjustment	0.3
Property, plant and equipment at end of period	32.1	23.6
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	33.8	28.8
Additions on acquisitions	0.9	0.1
Additions	6.7	5.0
Disposals	(0.2)	(0.1)
Foreign currency translation adjustment	0.0
Property, plant and equipment at end of period	41.2	33.8
Cost | Furniture, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9.5	8.5
Additions on acquisitions	1.9	0.0
Additions	1.5	1.1
Disposals	(2.2)	(0.1)
Foreign currency translation adjustment	0.0
Property, plant and equipment at end of period	10.7	9.5
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(46.1)	(38.8)
Charge for the year	9.9	7.3
Disposals	6.0
Property, plant and equipment at end of period	(50.0)	(46.1)
Depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(10.8)	(8.3)
Charge for the year	3.5	2.5
Disposals	3.6
Property, plant and equipment at end of period	(10.7)	(10.8)
Depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(28.6)	(24.7)
Charge for the year	5.1	3.9
Disposals	0.2
Property, plant and equipment at end of period	(33.5)	(28.6)
Depreciation | Furniture, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(6.7)	(5.8)
Charge for the year	1.3	0.9
Disposals	2.2
Property, plant and equipment at end of period	$ (5.8)	$ (6.7)